As filed with the Securities and Exchange Commission on October 14, 2026

Securities Act Registration No. 333-265972

Investment Company Act Registration No. 811-23812

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No. __
☒	Post-Effective Amendment No. 108

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 109

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 2100

Denver, CO 80290

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 303-226-4150

Anne Berg

Elevation Series Trust

1700 Broadway, Suite 2100

Denver, CO 80290

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 16, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 102 to its Registration Statement until October 16, 2026. Post-Effective Amendment No. 102 to the Trust's Registration Statement relates to the Clough Global Macro ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 102 under the Securities Act of 1933 and Amendment No. 103 under the Investment Company Act of 1940, filed on July 16, 2026, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado, on the 14th day of October, 2026.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bradley Swenson	President, Principal Executive Officer and Trustee	October 14, 2026
Bradley Swenson

/s/ Nicholas Austin	Treasurer and Principal Financial Officer (Principal Accounting Officer)	October 14, 2026
Nicholas Austin

Steven Norgaard*	Trustee	October 14, 2026
Steven Norgaard

Kimberly Storms*	Trustee	October 14, 2026
Kimberly Stoms

Corey Dillon*	Trustee	October 14, 2026
Corey Dillon

*By:	/s/ Anne Berg
Name:	Anne Berg
Title:	Attorney-in-fact
Date:	October 14, 2026

*	Attorney-in-Fact – pursuant to Powers of Attorney as previously filed on June 10, 2025.